TAXES (Tables)	12 Months Ended
Mar. 31, 2020
TAXES [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows (in thousands):

	Successor	Predecessor
	March 31, 2020	March 31, 2019
Deferred tax assets:
Foreign tax credits	$39,554	$39,554
State net operating losses	9,140	12,448
Net operating losses	68,919	102,074
Accrued pension liability	2,869	4,254
Accrued equity compensation	440	9,115
Interest expense limitation	33,567	17,852
Deferred revenue	375	511
Employee award programs	86	387
Employee payroll accruals	1,656	3,476
Inventories	6,853	1,263
Investment in unconsolidated affiliates	—	30,783
Convertible note	—	2,013
Capital loss carryover	—	4,200
Accrued expenses not currently deductible	9,000	6,339
Lease liabilities	22,369	—
Other	8,992	7,005
Valuation allowance - foreign tax credits	(39,554)	(39,554)
Valuation allowance - state	(9,140)	(12,448)
Valuation allowance - interest expense limitation	(11,603)	—
Valuation allowance	(58,264)	(76,212)
Total deferred tax assets	$85,259	$113,060
Deferred tax liabilities:
Property and equipment	$(38,299)	$(136,175)
Inventories	(987)	(1,754)
Investment in unconsolidated affiliates	(23,112)	(27,595)
ROU asset	(21,552)	—
Intangibles	(18,539)	—
Deferred gain	—	(1,872)
Other	(5,545)	(4,872)
Total deferred tax liabilities	$(108,034)	$(172,268)
Net deferred tax liabilities	$(22,775)	$(59,208)

Schedule of Deferred Tax Valuation Allowance
The following table is a rollforward of the valuation allowance against the Company’s deferred tax assets (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019	Fiscal Year Ended March 31,

			2019	2018
Balance – beginning of fiscal year	$(124,700)	$(128,214)	$(71,987)	$(74,727)
Additional allowances	(19,434)	(5,381)	(59,493)	(20,259)
Reversals and other changes	25,573	8,895	3,266	22,999
Balance – end of fiscal year	$(118,561)	$(124,700)	$(128,214)	$(71,987)

Schedule of Income Before Income Tax, Domestic and Foreign
The components of loss before benefit (provision) for income taxes are as follows (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019	Fiscal Year Ended March 31,
			2019	2018
Domestic	$163,866	$(568,781)	$(263,377)	$(91,002)
Foreign	(24,308)	(318,603)	(72,922)	(136,998)
Total	$139,558	$(887,384)	$(336,299)	$(228,000)

Schedule of Components of Income Tax Expense (Benefit)
The provision (benefit) for income taxes consisted of the following (in thousands):

	Successor		Predecessor
	Five Months Ended March 31,	Seven Months Ended October 31,	Fiscal Year Ended March 31,
Current:	2020	2019	2019	2018
Domestic	$(1,542)	$2,516	$1,337	$1,247
Foreign	6,572	9,178	15,313	13,607
	$5,030	$11,694	$16,650	$14,854
Deferred:
Domestic	$(5,072)	$(49,634)	$(16,523)	$(39,079)
Foreign	524	(13,238)	(288)	(6,666)
	$(4,548)	$(62,872)	$(16,811)	$(45,745)
Total	$482	$(51,178)	$(161)	$(30,891)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the U.S. Federal statutory tax rate to the effective income tax rate for the (provision) benefit for income taxes is shown below:

	Successor		Predecessor
	Five Months Ended March 31,	Seven Months Ended October 31,	Fiscal Year Ended March 31,
	2020	2019	2019	2018

Statutory rate	21.0%	21.0%	21.0%	31.6%
Effect of U.S. tax reform	—%	—%	(3.5)%	9.9%
Net foreign tax on non-U.S. earnings	(4.2)%	(0.7)%	(0.3)%	0.8%
Benefit of foreign tax deduction in the U.S.	(0.2)%	—%	—%	—%
Foreign earnings indefinitely reinvested abroad	2.2%	(5.9)%	(4.4)%	(8.1)%
Change in valuation allowance	(0.4)%	(0.6)%	(15.2)%	1.1%
Foreign earnings that are currently taxed in the U.S.	0.8%	—%	(0.7)%	(33.0)%
Sales of subsidiaries	—%	(1.1)%	—%	—%
Effect of change in foreign statutory corporate income tax rates	—%	—%	0.4%	—%
Preferred stock embedded derivative	(27.7)%	—%	—%	—%
Contingent beneficial conversion feature	—%	(1.0)%	—%	—%
Impairment of foreign investments	1.4%	(0.6)%	—%	11.9%
Fresh start accounting and reorganization	6.7%	(3.6)%	—%	—%
Professional fees to be capitalized for tax	1.3%	(1.3)%	—%	—%
Changes in tax reserves	0.1%	—%	0.7%	(2.3)%
Other, net	(0.7)%	(0.4)%	2.0%	1.6%
Effective tax rate	0.3%	5.8%	—%	13.5%

Schedule of Years Open by Jurisdiction
The following table summarizes the years open by jurisdiction as of March 31, 2020 (Successor):

Jurisdiction	Years Open
U.S.	Fiscal year 2018 to present
U.K.	Fiscal year 2017 to present
Guyana	Fiscal year 2013 to present
Nigeria	Fiscal year 2012 to present
Trinidad	Fiscal year 2010 to present
Australia	Fiscal year 2016 to present
Norway	Fiscal year 2016 to present

Rollforward of Unrecognized Tax Benefits
The activity associated with unrecognized tax benefit is as follows (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019	Fiscal year ended March 31, 2019
Unrecognized tax benefits – beginning of period	$4,060	$4,337	$6,682
Increases for tax positions taken in prior periods	213	170	100
Decreases for tax positions taken in prior periods	—	(442)	(2,445)
Decrease related to statute of limitation expirations	(21)	(5)	—
Unrecognized tax benefits – end of period	$4,252	$4,060	$4,337